Other Income (Details) - DocGo Inc. and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income (Details) [Line Items]
Other loss	$ 40,086
Net realized foreign exchange loss	45,826
Rental income	$ 5,740
Other income		$ 300,000